TIP FUNDS

                        SUPPLEMENT DATED FEBRUARY 8, 2001
                TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
                                JANUARY 31, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

THIS SUPPLEMENT SUPPLANTS AND SUPERSEDES ANY PREVIOUS INFORMATION MADE AVAILABLE CONCERNING THESE FUNDS.

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The    following    disclosure    replaces    the   first    sentence   of   the
"Non-Diversification" section on page S-19:

         The Top 20, Select Growth Equity and Future Financial Services Funds are non-diversified companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of each Fund may be invested in the obligations of a limited number of issuers.

The  following   disclosure  replaces  the  last  sentence  of  Item  1  in  the
"Fundamental Policies and Limitations" section on page S-26:

         This restriction applies to 75% of each Fund's total assets and does not apply to the Select Growth Equity, Top 20 and Future Financial Services Funds.

The following disclosure replaces the second and third sentences of Item 2 in the "Fundamental Policies and Limitations" section on the same page:

         This limitation does not apply to the Technology Fund, the Future Financial Services Fund, B2B E-Commerce Fund or the Wireless & Communications Fund. These Funds invest 25% or more of their total assets in securities of issuers conducting their principal business activities in the same industry. To that extent, these Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by industry. A description of the industries in which each Fund concentrates its investments can be found in the "Investment Policies" section beginning on page S-4.


The first paragraph following Item 6 in the "Non-Fundamental Policies" section on page S-27 is hereby deleted.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


TUR-A-025-08